Financial risk - Current and past due balances of loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Loans and receivables, gross	$ 6,763,020
Stage 1
Statement [Line Items]
Loans and receivables, gross	6,634,190
Stage 2
Statement [Line Items]
Loans and receivables, gross	98,723
Stage 3
Statement [Line Items]
Loans and receivables, gross	30,107
Current
Statement [Line Items]
Loans and receivables, gross	6,732,913	$ 5,734,605
Current | Stage 1
Statement [Line Items]
Loans and receivables, gross	6,634,190	5,583,093
Current | Stage 2
Statement [Line Items]
Loans and receivables, gross	98,723	140,919
Current | Stage 3
Statement [Line Items]
Loans and receivables, gross	0	$ 10,593
Past Due
Statement [Line Items]
Loans and receivables, gross	20,000
Past Due | Stage 1
Statement [Line Items]
Loans and receivables, gross	0
Past Due | Stage 2
Statement [Line Items]
Loans and receivables, gross	0
Past Due | Stage 3
Statement [Line Items]
Loans and receivables, gross	20,000
Delinquent
Statement [Line Items]
Loans and receivables, gross	10,107
Delinquent | Stage 1
Statement [Line Items]
Loans and receivables, gross	0
Delinquent | Stage 2
Statement [Line Items]
Loans and receivables, gross	0
Delinquent | Stage 3
Statement [Line Items]
Loans and receivables, gross	$ 10,107